UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04670

Deutsche Global/International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 8/31

Date of reporting period: 11/30/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2015 (Unaudited)

Deutsche European Equity Fund

	Shares	Value ($)
Common Stocks 93.8%
Belgium 2.1%
Anheuser-Busch InBev SA	5,672	725,893
KBC Groep NV	31,105	1,852,605
(Cost $2,578,654)		2,578,498
Denmark 2.4%
Chr Hansen Holding AS	22,270	1,400,330
Novo Nordisk AS ''B"	27,732	1,530,821
(Cost $2,797,179)		2,931,151
Finland 1.8%
Sampo Oyj "A"	28,971	1,432,365
Stora Enso Oyj "R"	75,563	744,730
(Cost $2,122,861)		2,177,095
France 14.2%
AXA SA	53,903	1,453,329
BNP Paribas SA	33,021	1,954,319
Essilor International SA	13,878	1,807,301
Orange SA	168,039	2,891,341
Pernod Ricard SA	23,530	2,676,618
Renault SA	16,450	1,654,708
Societe Generale	54,566	2,598,241
Vinci SA	35,703	2,316,994
(Cost $17,173,601)		17,352,851
Germany 17.0%
Bayer AG (Registered)	16,808	2,231,360
Daimler AG (Registered)	24,144	2,159,307
Deutsche Post AG (Registered)	88,014	2,563,362
Deutsche Telekom AG (Registered)	81,061	1,490,266
Fresenius SE & Co. KGaA	24,586	1,798,241
HeidelbergCement AG	17,098	1,357,009
SAP SE	35,519	2,797,142
Telefonica Deutschland Holding AG	319,455	1,793,396
TUI AG	56,850	943,552
United Internet AG (Registered)	26,849	1,430,411
Wirecard AG	46,954	2,297,949
(Cost $20,567,087)		20,861,995
Italy 7.1%
Anima Holding SpA 144A	147,271	1,353,713
Enel SpA	463,778	2,040,135
Intesa Sanpaolo	746,276	2,555,479
Luxottica Group SpA	24,031	1,603,392
Moncler SpA	74,562	1,135,985
(Cost $8,991,158)		8,688,704
Netherlands 6.9%
ASML Holding NV	20,243	1,872,514
ING Groep NV (CVA)	242,536	3,324,508
Royal Dutch Shell PLC "A"	60,375	1,493,606
Royal Dutch Shell PLC "B"	73,255	1,818,645
(Cost $9,230,277)		8,509,273
Norway 2.0%
Marine Harvest ASA*	85,030	1,147,184
Telenor ASA	75,583	1,315,134
(Cost $2,614,881)		2,462,318
Spain 7.5%
Ferrovial SA	107,407	2,535,994
Gamesa Corp. Tecnologica SA	120,953	2,109,663
Industria de Diseno Textil SA	48,279	1,732,322
NH Hotel Group SA*	267,888	1,429,164
Telefonica SA	110,187	1,354,845
(Cost $9,111,912)		9,161,988
Sweden 2.0%
Meda AB "A"	81,013	971,079
Svenska Cellulosa AB "B"	50,190	1,442,413
(Cost $2,628,361)		2,413,492
Switzerland 13.6%
Actelion Ltd. (Registered)*	8,380	1,174,298
Dufry AG (Registered)*	13,438	1,606,944
Kuehne + Nagel International AG (Registered)	14,260	1,925,479
Nestle SA (Registered)	32,331	2,396,919
Roche Holding AG (Genusschein)	16,930	4,529,141
Straumann Holding AG (Registered)	7,198	2,126,256
Syngenta AG (Registered)	2,594	958,893
UBS Group AG (Registered)	100,601	1,931,156
(Cost $16,919,561)		16,649,086
United Kingdom 17.2%
BG Group PLC	106,340	1,647,676
British Land Co. PLC (REIT)	116,512	1,463,487
Croda International PLC	22,483	971,343
International Consolidated Airlines Group SA*	273,138	2,325,004
ITV PLC	504,603	2,057,804
Lloyds Banking Group PLC	1,666,613	1,829,648
Next PLC	12,420	1,480,738
Reckitt Benckiser Group PLC	31,734	2,977,892
Unilever NV (CVA)	80,689	3,522,050
Vodafone Group PLC	405,272	1,364,967
Whitbread PLC	20,201	1,383,030
(Cost $21,476,840)		21,023,639
Total Common Stocks (Cost $116,212,372)		114,810,090
Right 0.0%
Spain
Telefonica SA, Expiration Date 12/2/2015* (Cost $33,032)	89,927	32,589
Cash Equivalents 4.1%
Central Cash Management Fund, 0.14% (a) (Cost $4,960,084)	4,960,084	4,960,084
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $121,205,488) †	97.9	119,802,763
Other Assets and Liabilities, Net	2.1	2,579,936
Net Assets	100.0	122,382,699

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $121,238,625. At November 30, 2015, net unrealized depreciation for all securities based on tax cost was $1,435,862. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,788,372 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,224,234.
(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CVA: Certificaten Van Aandelen (Certificate of Stock)
REIT: Real Estate Investment Trust
At November 30, 2015 the Deutsche European Equity Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks & Right

Financials	21,748,850	18.9%
Consumer Discretionary	17,186,946	15.0%
Health Care	16,168,497	14.1%
Consumer Staples	14,888,969	13.0%
Industrials	13,776,496	12.0%
Telecommunication Services	10,242,538	8.9%
Information Technology	8,398,016	7.3%
Materials	5,432,305	4.7%
Energy	4,959,927	4.3%
Utilities	2,040,135	1.8%
Total	114,842,679	100.0%

At November 30, 2015, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
Euro Stoxx 50 Index	EUR	12/18/2015	140	5,184,489	156,880

As of November 30, 2015, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	15,602,726	GBP	11,000,000	2/19/2016	45,550	Merrill Lynch & Co., Inc.
EUR	5,957,093	GBP	4,350,000	12/4/2015	257,309	Merrill Lynch & Co., Inc.
EUR	102,568,000	USD	108,636,949	12/30/2015	170,704	UBS AG

EUR	6,919,000	USD	7,345,093	12/30/2015	28,211	Merrill Lynch & Co., Inc.

Total unrealized appreciation					501,774
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
GBP	4,350,000	EUR	6,183,369	12/4/2015	(18,231)	Merrill Lynch & Co., Inc.

Currency Abbreviations
EUR	Euro
GBP	British Pound
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$—	$2,578,498	$—	$2,578,498
Denmark	—	2,931,151	—	2,931,151
Finland	—	2,177,095	—	2,177,095
France	—	17,352,851	—	17,352,851
Germany	—	20,861,995	—	20,861,995
Italy	—	8,688,704	—	8,688,704
Netherlands	—	8,509,273	—	8,509,273
Norway	—	2,462,318	—	2,462,318
Spain	—	9,161,988	—	9,161,988
Sweden	—	2,413,492	—	2,413,492
Switzerland	—	16,649,086	—	16,649,086
United Kingdom	—	21,023,639	—	21,023,639
Right	—	32,589	—	32,589
Short-Term Investments	4,960,084	—	—	4,960,084
Derivatives (b)
Futures Contracts	156,880	—	—	156,880
Forward Foreign Currency Exchange Contracts	—	501,774	—	501,774
Total	$5,116,964	$115,344,453	$—	$120,461,417
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Forward Foreign Currency Exchange Contracts	$—	$(18,231)	$—	$(18,231)
Total	$—	$(18,231)	$—	$(18,231)

There have been no transfers between fair value measurement levels during the period ended November 30, 2015.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of November 30, 2015 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Equity Contracts	$ 156,880	$ —
Foreign Exchange Contracts	$ —	$ 483,543

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche European Equity Fund, a series of Deutsche Global/International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 22, 2016